Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of deposits from customers [line items]
Demand	$ 97,431
Notice	543,533
Term	317,810
Total	958,774	$ 966,143
Personal [member]
Disclosure of deposits from customers [line items]
Demand	13,627
Notice	414,413
Term	55,092
Total	483,132	477,644
Bank Deposits [member]
Disclosure of deposits from customers [line items]
Demand	8,448
Notice	52
Term	8,266
Total	16,766	16,712
Business and government [member]
Disclosure of deposits from customers [line items]
Demand	75,356
Notice	129,068
Term	145,016
Total	349,440	357,083
Trading deposits [member]
Disclosure of deposits from customers [line items]
Term	82,559
Total	82,559	114,704
Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term	26,877
Total	26,877
Canada [member]
Disclosure of deposits from customers [line items]
Total	538,570
Canada [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	223,077
Canada [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	10,837
Canada [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	254,431
Canada [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	38,170
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	12,055
United States [member]
Disclosure of deposits from customers [line items]
Total	390,738
United States [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	260,021
United States [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	66
United States [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	90,278
United States [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	28,270
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	12,103
International [member]
Disclosure of deposits from customers [line items]
Total	29,466
International [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	34
International [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	5,863
International [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	4,731
International [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	16,119
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	2,719
Domestic Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	41,914	42,402
Domestic Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	496,656	505,295
Foreign Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	51,852	54,488
Foreign Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	367,809	362,890
US federal funds deposited [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	$ 543	$ 1,068